Other Receivables - Summary of Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Receivables [Abstract]
Advances To Suppliers	€ 3,090	€ 5,833
Accrued income and prepayments	11,432	12,059
VAT receivables	17,960	27,772
Other receivables	3,507	7,515
Total other receivables	€ 35,989	€ 53,179